Commitments, guarantees, contingencies and other disclosures - Summary of Estimated Amount of Contracts Remaining to be Executed on Capital Accounts (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		₨ 188,569	$ 2,485	₨ 85,290
Oil And Gas [member] | Cairn Oil And Gas [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		21,690	286	15,547
Aluminium sector [member] | Lanjigarh Refinery (Phase II) [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		28,605	377	11,877
Aluminium sector [member] | Jharsuguda 125 MTPA smelter [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		15,770	208	4,630
Aluminium sector [member] | BALCO Smelter Expansion [Member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		46,427	612
Zinc sector [member] | Zinc India [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		5,070	67	3,625
Zinc sector [member] | Gamsberg mining & milling project [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		2,064	27	938
Copper sector [member] | Tuticorin Smelter 400 KTPA [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital	[1]	30,514	402	29,951
Copper sector [member] | Other [member]
Statement [LineItems]
Estimated amount of contracts remaining executed on capital		₨ 38,429	$ 506	₨ 18,722

[1]	currently contracts are under suspension under the force majeure clause as per the contract